Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related allowance	$ 238	$ 725
Recorded investment	3,126	3,851
Unpaid principal balance	4,346	4,422
Average recorded investment	3,350	3,679
Interest income recognized	97	171
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	740	544
Unpaid principal balance, with no related allowance	759	563
Average recorded investment, with no related allowance	616	508
Interest income recognized, with no related allowance	34	33
Recorded investment, with related allowance	117	430
Unpaid principal balance, with related allowance	117	430
Related allowance	29	62
Average recorded investment, with related allowance	242	633
Interest income recognized, with related allowance	0	3
Recorded investment	857	974
Unpaid principal balance	876	993
Average recorded investment	858	1,141
Interest income recognized	34	36
Commercial Real Estate Portfolio Segment [Member]
Related allowance	95	451
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance	932
Unpaid principal balance, with no related allowance	1,582
Average recorded investment, with no related allowance	580
Interest income recognized, with no related allowance	33
Recorded investment, with related allowance	166	184
Unpaid principal balance, with related allowance	166	184
Related allowance	5	16
Average recorded investment, with related allowance	175	193
Interest income recognized, with related allowance	0	0
Recorded investment	1,098	184
Unpaid principal balance	1,748	184
Average recorded investment	755	193
Interest income recognized	33	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	211	0
Unpaid principal balance, with no related allowance	211	0
Average recorded investment, with no related allowance	314	10
Interest income recognized, with no related allowance	2	0
Recorded investment, with related allowance	175	982
Unpaid principal balance, with related allowance	175	982
Related allowance	90	435
Average recorded investment, with related allowance	425	1,048
Interest income recognized, with related allowance	10	71
Recorded investment	386	982
Unpaid principal balance	386	982
Average recorded investment	739	1,058
Interest income recognized	12	71
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	574	781
Unpaid principal balance, with no related allowance	574	781
Average recorded investment, with no related allowance	626	580
Interest income recognized, with no related allowance	10	26
Recorded investment, with related allowance	176	195
Unpaid principal balance, with related allowance	176	195
Related allowance	100	119
Average recorded investment, with related allowance	170	231
Interest income recognized, with related allowance	6	14
Recorded investment	750	976
Unpaid principal balance	750	976
Average recorded investment	796	811
Interest income recognized	16	40
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance	0
Unpaid principal balance, with no related allowance	0
Average recorded investment, with no related allowance	2
Interest income recognized, with no related allowance	0
Recorded investment, with related allowance	35	735
Unpaid principal balance, with related allowance	586	1,287
Related allowance	14	93
Average recorded investment, with related allowance	200	476
Interest income recognized, with related allowance	2	24
Recorded investment	35	735
Unpaid principal balance	586	1,287
Average recorded investment	202	476
Interest income recognized	$ 2	$ 24